PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 2.5%
52,876  Meta Platforms, Inc. -
Class A
$ 30,263,050
1.2
318,261
Walt Disney Co.
34,228,970
1.3
64,492,020
2.5
Consumer Discretionary : 10.8%
707,195
(1)
Amazon.com, Inc.
183,708,045
7.1
59,101
(1)
Brinker International,
Inc.
13,504,579
0.5
66,834
Ralph Lauren Corp.
23,184,715
0.9
166,876
TJX Cos., Inc.
22,346,365
0.9
162,145
Williams-Sonoma, Inc.
37,009,596
1.4
279,753,300
10.8
Consumer Staples : 8.1%
713,478
Coca-Cola Co.
63,264,094
2.4
199,059
PepsiCo, Inc.
27,935,940
1.1
322,078  Philip Morris
International, Inc.
60,325,210
2.3
281,718
Procter & Gamble Co.
40,882,916
1.6
220,920
(1)
Sprouts Farmers
Market, Inc.
18,124,277
0.7
210,532,437
8.1
Energy : 6.6%
296,977
Baker Hughes Co.
18,872,888
0.7
345,240
Chevron Corp.
71,167,774
2.8
643,911
Devon Energy Corp.
31,236,123
1.2
96,026  Diamondback Energy,
Inc.
19,251,292
0.7
1,685,000
(2)(3)
Samson Investment Co.
0
0.0
511,262
Schlumberger NV
30,726,846
1.2
171,254,923
6.6
Financials : 18.8%
458,537  American International
Group, Inc.
35,013,885
1.3
166,056
Assurant, Inc.
46,804,544
1.8
226,660  Capital One Financial
Corp.
48,620,837
1.9
156,640
CME Group, Inc.
44,720,720
1.7
315,797
JPMorgan Chase & Co.
112,430,048
4.3
525,996
Lazard, Inc.
22,738,807
0.9
180,070  PNC Financial Services
Group, Inc.
43,150,174
1.7
301,377
State Street Corp.
57,677,530
2.2
82,870
Travelers Cos., Inc.
30,324,619
1.2
3,478,285
Valley National Bancorp
47,443,808
1.8
488,924,972
18.8
Health Care : 15.1%
341,185
Abbott Laboratories
37,653,177
1.4
209,291
AbbVie, Inc.
53,666,398
2.1
140,035
(1)
Align Technology, Inc.
22,376,193
0.9
72,272
(1)
Biogen, Inc.
15,657,729
0.6
414,911
Merck & Co., Inc.
61,307,249
2.4
37,327  Regeneron
Pharmaceuticals, Inc.
29,827,259
1.1
76,131  Thermo Fisher
Scientific, Inc.
46,980,440
1.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
117,823  UnitedHealth Group,
Inc.
$ 45,881,454
1.8
66,499
(1)
Vertex Pharmaceuticals,
Inc.
36,210,035
1.4
100,158
(1)
Waters Corp.
41,528,512
1.6
391,088,446
15.1
Industrials : 8.4%
93,086
AMETEK, Inc.
21,891,035
0.8
58,847  Applied Industrial
Technologies, Inc.
19,065,251
0.7
106,920
(1)
Boeing Co.
22,215,837
0.9
654,133
CSX Corp.
33,040,258
1.3
181,608
Esab Corp.
13,689,611
0.5
990,352
(1)
Gates Industrial Corp.
Ltd.
25,333,204
1.0
575,440
Leonardo DRS, Inc.
21,866,720
0.8
230,631
RTX Corp.
47,908,978
1.9
39,041
(1)
Saia, Inc.
13,864,630
0.5
218,875,524
8.4
Information Technology : 16.0%
218,030
Apple, Inc.
69,082,806
2.7
27,024
Broadcom, Inc.
10,008,068
0.4
476,177
Cisco Systems, Inc.
52,612,797
2.0
47,162
(1)
Coherent Corp.
13,103,019
0.5
166,755  GLOBALFOUNDRIES,
Inc.
7,452,281
0.3
137,269  International Business
Machines Corp.
32,103,101
1.3
45,799
(1)
Keysight Technologies,
Inc.
14,779,337
0.6
218,636  Microchip Technology,
Inc.
16,058,814
0.6
11,664
Micron Technology, Inc.
11,182,627
0.4
280,517
Microsoft Corp.
142,303,469
5.5
560,837
Nokia Oyj , ADR
5,686,887
0.2
60,783
(1)
Onto Innovation, Inc.
16,241,825
0.6
162,577
(1)
ServiceNow, Inc.
24,059,770
0.9
414,674,801
16.0
Materials : 4.8%
533,559
Amcor PLC
24,485,022
0.9
370,387
Celanese Corp.
16,845,201
0.7
380,605  Freeport-McMoRan,
Inc.
28,827,023
1.1
673,770
International Paper Co.
25,556,096
1.0
59,160
Linde PLC
28,963,553
1.1
124,676,895
4.8
Real Estate : 3.8%
273,226  Extra Space Storage,
Inc.
38,552,189
1.5
252,434
Welltower, Inc.
59,635,008
2.3
98,187,197
3.8
Utilities : 4.5%
459,236
Ameren Corp.
48,683,608
1.9
451,403
Duke Energy Corp.
54,127,734
2.1
440,822
(2)
Prime AET&D Holdings
No 1
0
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
103,702
Vistra Corp.
$ 14,245,544
0.5
117,056,886
4.5
Total Common Stock
(Cost $2,292,299,722)
2,579,517,401
99.4
WARRANTS : 0.0%
Information Technology : 0.0%
4,200
(2)
Constellation Software,
Inc.
0
0.0
Total Warrants
(Cost $–)
0
0.0
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 0.0%
Financial : 0.0%
1,216,000
(2)(4)
Tropicana
Entertainment LLC
/ Tropicana Finance
Corp., 9.625%,
12/15/2014 0
0.0
Total Corporate Bonds/
Notes
(Cost $787,907)
0
0.0
Total Long-Term
Investments
(Cost $2,293,087,629)
2,579,517,401
99.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Mutual Funds : 0.5%
12,917,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
(Cost $12,917,000) $12,917,000 0.5
Total Short-Term
Investments
(Cost $12,917,000)
12,917,000
0.5
Total Investments in
Securities
(Cost $2,306,004,629) $2,592,434,401 99.9
Assets in Excess of
Other Liabilities 2,124,984 0.1
Net Assets $2,594,559,385 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of August 31, 2026, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Defaulted security.
(5)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 64,492,020 $ — $ — $ 64,492,020
Consumer Discretionary 279,753,300 — — 279,753,300
Consumer Staples 210,532,437 — — 210,532,437
Energy 171,254,923 — 0 171,254,923
Financials 488,924,972 — — 488,924,972
Health Care 391,088,446 — — 391,088,446
Industrials 218,875,524 — — 218,875,524
Information Technology 414,674,801 — — 414,674,801
Materials 124,676,895 — — 124,676,895
Real Estate 98,187,197 — — 98,187,197
Utilities 117,056,886 — 0 117,056,886
Total Common Stock 2,579,517,401 — 0 2,579,517,401
Corporate Bonds/Notes — — 0 0
Short-Term Investments 12,917,000 — — 12,917,000
Warrants — — 0 0
Total Investments, at fair value $ 2,592,434,401 $ — $ 0 $ 2,592,434,401
At August 31, 2026, Voya Large Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Samson Investment Co. 6/28/2017 $ 30,842 $ —
$ 30,842 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 338,810,048
Gross Unrealized Depreciation (52,380,276)
Net Unrealized Appreciation $ 286,429,772